Capital and funding - Disclosure of Fair Value Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity and liabilities [abstract]
Fair value reserve at beginning of period	€ 600	€ 392
Gains/(losses) on equity instruments	(14)	60
Gains/(losses) on cash flow hedges	(196)	210
Hedging (gains)/losses transferred to non-financial assets	(58)	(62)
Fair value reserve at end of period	€ 332	€ 600